RESTRICTED CASH	6 Months Ended
Jun. 30, 2019
Disclosure Of Detailed Information About Restricted Cash [Abstract]
RESTRICTED CASH
RESTRICTED CASH
Brookfield Renewable’s restricted cash is as follows:

(MILLIONS)	Jun 30, 2019	Dec 31, 2018
Operations	$116	$119
Credit obligations	68	60
Development projects	—	2
Total	184	181
Less: non-current	(46)	(45)
Current	$138	$136